feb09cw
                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Cabot-Wellington, LLC
Address:  70 Federal Street, 7th Floor
          Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   R. Angus West
Title:  Executive Director
Phone:  (617) 451-1744

Signature, Place and Date of Signing:

 /s/ R. Angus West                 Boston, MA                November 7, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:  241,195


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                         FORM 13F INFORMATION TABLE
       COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7              COLUMN 8
                      TITLE OF             VALUE    SHARES OR    SH/   PUT/ INVESTMENT   OTHER            VOTING AUTHORITY
NAME OF ISSUER          CLASS    CUSIP    (X$1000)   PRN AMT     PRN   CALL DISCRETION  MANAGERS   SOLE        SHARED       NONE
Sample Company           COM                                     SH            SOLE       NONE      0

CABOT OIL & GAS          COM   127097103      36625     815693   SH            SOLE       NONE    36625
CABOT                    COM   127055101      23377     639227   SH            SOLE       NONE    23377
ORACLE                   COM   68389X105      10268     326370   SH            SOLE       NONE    10268
EMC                      COM   268648102       6818     250000   SH            SOLE       NONE     6818
ITAU UNIBANCO BM ADR     COM   465562106       3661     239615   SH            SOLE       NONE     3661
SPDR DB INTL GOVT IN     COM   78464A490      14345     231521   SH            SOLE       NONE    14345
GOLAR LNG                COM   G9456A100       8891     230384   SH            SOLE       NONE     8891
ENTERPRISE PRODUCTS      COM   293792107      11350     211747   SH            SOLE       NONE    11350
TEVA PHARM ADR           COM   881624209       8690     209864   SH            SOLE       NONE     8690
GILEAD SCIENCES          COM   375558103      11274     169970   SH            SOLE       NONE    11274
ABBOTT LABORATORIES      COM   002824100      10511     153318   SH            SOLE       NONE    10511
CVS CAREMARK             COM   126650100       6846     141391   SH            SOLE       NONE     6846
STRYKER                  COM   863667101       7113     127795   SH            SOLE       NONE     7113
QUALCOMM                 COM   747525103       7253     116110   SH            SOLE       NONE     7253
CABOT MICROELECTRN       COM   12709P103       3853     109636   SH            SOLE       NONE     3853
SCHLUMBERGER             COM   806857108       7623     105397   SH            SOLE       NONE     7623
SPDR GOLD TRUST          COM   78463V107      17206     100101   SH            SOLE       NONE    17206
MAGELLAN MIDSTRM PRT     COM   559080106       8330      95242   SH            SOLE       NONE     8330
STATE STREET             COM   857477103       3413      81340   SH            SOLE       NONE     3413
EXXON MOBIL              COM   30231G102       6246      68303   SH            SOLE       NONE     6246
UNITED TECHNOLOGIES      COM   913017109       4749      60661   SH            SOLE       NONE     4749
CONOCOPHILLIPS           COM   20825C104       2652      46376   SH            SOLE       NONE     2652
JOHNSON & JOHNSON        COM   478160104       3145      45640   SH            SOLE       NONE     3145
MONSANTO                 COM   61166W101       4125      45325   SH            SOLE       NONE     4125
ISHARES S&P GLBL CLN     COM   464288224        202      29500   SH            SOLE       NONE     202
PEPSICO                  COM   713448108       2052      28995   SH            SOLE       NONE     2052
PROCTER & GAMBLE         COM   742718109       1843      26575   SH            SOLE       NONE     1843
JPMORGAN CHASE & CO      COM   46625H100        975      24077   SH            SOLE       NONE     975
PFIZER                   COM   717081103        497      20000   SH            SOLE       NONE     497
GENERAL ELECTRIC         COM   369604103        388      17085   SH            SOLE       NONE     388
CHEVRON                  COM   166764100       1801      15455   SH            SOLE       NONE     1801
CHUBB                    COM   171232101       1123      14725   SH            SOLE       NONE     1123
BP ADR                   COM   055622104        599      14130   SH            SOLE       NONE     599
ACACIA RSRCH-TECHLGY     COM   003881307        346      12609   SH            SOLE       NONE     346
DELL                     COM   24702R101         99      10000   SH            SOLE       NONE      99
INT'L BUSINESS MACH      COM   459200101       1513       7293   SH            SOLE       NONE     1513
CENOVUS ENERGY           COM   15135U109        208       5965   SH            SOLE       NONE     208
AMGEN                    COM   031162100        489       5800   SH            SOLE       NONE     489
ISHARES MSCI EAFE IX     COM   464287465        278       5246   SH            SOLE       NONE     278
EMERSON ELECTRIC         COM   291011104        208       4300   SH            SOLE       NONE     208
S&P DEPOSITARY RECPT     COM   78462F103        211       1465   SH            SOLE       NONE     211

